Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Beginning Balance		$ 89	$ 151
Additions		5	7
Utilized		(25)	(65)
Released		0	(16)
Other changes	[1]	(4)	12
Ending Balance		65	89
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		86	148
Additions		5	7
Utilized		(25)	(65)
Released		0	(16)
Other changes	[1]	(4)	12
Ending Balance		62	86
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		3	0
Additions		0	0
Utilized		0	0
Released		0	0
Other changes	[1]	0	3
Ending Balance		3	3
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		$ 0	3
Additions			0
Utilized			0
Released			0
Other changes	[1]		(3)
Ending Balance			$ 0

[1]	Other changes primarily related to translation differences and internal transfers.